Organization and Description of Business	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

CLPS Incorporation (“CLPS” or the “Company”), is a company that was established under the laws of the Cayman Islands on May 11, 2017 as a holding company. The Company, through its subsidiaries, designs, builds, and delivers IT services, solutions and product services. The Company customizes its services to specific industries with customer service teams typically based on-site at the customer locations. The Company’s solutions enable its clients to meet the changing demands in an increasingly global, internet-driven, and competitive marketplace. Mr. Xiao Feng Yang, the Company’s Chairman of the Board, together with Mr. Raymond Ming Hui Lin, the Company’s Chief Executive Officer (“CEO”) are the controlling shareholders of the Company (the “controlling shareholder”). On June 8, 2018, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market.

Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
Qiner Co., Limited (“Qiner”)	Incorporated on April 21, 2017	Hong Kong, China	100%	Holding Company
Qinheng Co., Limited (“Qinheng”)	Incorporated on June 9, 2017	Hong Kong, China	100%	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. (“CLPS QC” or “WOFE”)	Incorporated on August 4, 2017	Shanghai, China	100%	Holding Company
Growth Ring Ltd., (“Growth”)	Incorporated On April 14,2021	Virgin Islands, British	100%	Holding Company
Arabian Jasmine Ltd.	Incorporated on May 25, 2021	Virgin Islands, British	100%	Holding Company
Shanghai Chenqin Information Technology Services Co., Ltd.	Incorporated on May 31, 2021	Shanghai, China	100%	Holding Company
CLPS-Beefinance Holding Ltd.	Incorporate on June 22, 2021	Virgin Islands, British	55%	Holding Company
Noni (Singapore) Pte. Ltd.	Incorporated on June 22, 2021	Singapore	100%	Holding Company
ChinaLink Professional Service Co., Ltd. (“CLPS Shanghai”)	Incorporated on August 30, 2005	Shanghai, China	100%	Software development
CLPS Dalian Co., Ltd. (“CLPS Dalian”)	Incorporated on May 25, 2011	Dalian, China	100%	Software development
CLPS Ruicheng Co., Ltd. (“CLPS RC”)	Incorporated on June 26, 2013	Shanghai, China	100%	Software development
CLPS Beijing Hengtong Co., Ltd. (“CLPS Beijing”)	Incorporated on March 30, 2015	Beijing, China	100%	Software development
CLPS Technology (Singapore) Pte. Ltd. (“CLPS SG”)	Incorporated on August 18, 2015	Singapore	100%	Software development
CLPS- Ridik Technology (Australia) Pty Ltd. (“CLPS Ridik AU”)	Incorporated on November 10, 2015	Australia	100%	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”)	Incorporated on January 7, 2016	Hong Kong, China	100%	Software development
JAJI (Shanghai) Co., Ltd (“JAJI China”, formerly , Judge (Shanghai) Co., Ltd.)	Acquired on November 9, 2016	Shanghai, China	60%	Software development
JAJI (Shanghai) Human Resource Co., Ltd. (“JAJI HR”,formerly Judge (Shanghai) Human Resource Co., Ltd.)	Acquired on November 9, 2016	Shanghai, China	60%	Software development
CLPS Shenzhen Co., Ltd. (“CLPS Shenzhen”)	Incorporated on April 7, 2017	Shenzhen, China	100%	Software development
CLPS Guangzhou Co., Ltd. (“CLPS Guangzhou”)	Incorporated on September 27, 2017	Guangzhou, China	100%	Software development
CLPS Technology (US) Ltd. (“CLPS US”)	Incorporated on June 5, 2018	Delaware, the United States of America	100%	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. (“Huanyu”)	Acquired on May 24, 2019	Tianjin, China	100%	Network technology

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
CLPS Hangzhou Co. Ltd. (“CLPS Hangzhou”)	Incorporated on July 31, 2019	Hangzhou, China	100%	Software development
CLPS Technology Japan (“CLPS Japan”)	Incorporated on September 13, 2019	Japan	100%	Software development
Ridik Pte. Ltd. (“Ridik Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Ridik Sdn. Bhd. (“Ridik Sdn.”)	Acquired on September 26, 2019	Malaysia	100%	Software development
Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Qinson Credit Card Services Limited (“Qinson”)	Incorporated on December 31, 2019	Hong Kong, China	100%	Software development
CLPS Technology (California) Inc. (“CLPS California”)	Incorporated on January 2, 2020	California, the United States of America	100%	Software development
Ridik Consulting Private Limited (“Ridik Consulting”)	Acquired on January 6, 2020	India	100%	Software development
Hainan Qincheng Software Technology Co., Ltd.	Incorporated On January 20, 2021	Hainan, China	100%	Software development
CareerWin Executive Search Co., Ltd. (“CareerWin”)	Acquired on March 3, 2021	Shanghai, China	60%	Headhunting Service
CLPS Xi’an Co., Ltd.	Incorporated On April 15, 2021	Xi’an, China	100%	Software development
Beijing Bozhuo Educational Technology Co., Ltd.	Acquired on May 11, 2021	Beijing, China	36%	Software development